Equity Activity - AOCI Rollforward (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period			$ 22,021	$ 18,996	$ 20,727
Separation of Kyndryl	[1]				(7,203)
Balance at the end of the period			22,613	22,021	18,996
Pre-tax pension settlement charge		$ 5,900	0	5,894	0
Pension settlement charge, net of tax		$ 4,400		4,400
Accumulated Other Comprehensive Income/(Loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period			(16,740)	(23,234)	(29,337)
Other comprehensive income before reclassifications			(2,331)	1,007	2,608
Amount reclassified from accumulated other comprehensive income			310	5,487	2,231
Separation of Kyndryl	[1]				1,264
Other comprehensive income/(loss)					6,103
Other comprehensive income/(loss)			(2,021)	6,494	4,839
Balance at the end of the period			(18,761)	(16,740)	(23,234)
Pre-tax pension settlement charge				5,900
Pension settlement charge, net of tax				4,400
Unrealized gains/(losses) on cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period			(135)	(18)	(456)
Other comprehensive income before reclassifications			144	178	256
Amount reclassified from accumulated other comprehensive income			(115)	(295)	183
Other comprehensive income/(loss)					438
Other comprehensive income/(loss)			28	(117)	438
Balance at the end of the period			(106)	(135)	(18)
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period			(3,591)	(3,362)	(4,665)
Other comprehensive income before reclassifications			103	(229)	573
Separation of Kyndryl					730
Other comprehensive income/(loss)					1,303
Other comprehensive income/(loss)			103	(229)	573
Balance at the end of the period			(3,488)	(3,591)	(3,362)
Retirement-related benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period			(13,013)	(19,854)	(24,216)
Other comprehensive income before reclassifications			(2,577)	1,059	1,780
Amount reclassified from accumulated other comprehensive income			425	5,782	2,049
Separation of Kyndryl					534
Other comprehensive income/(loss)					4,362
Other comprehensive income/(loss)			(2,152)	6,841	3,828
Balance at the end of the period			(15,165)	(13,013)	(19,854)
Net changes related to available-for-sale securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period			(1)	(1)	0
Other comprehensive income before reclassifications			0	(1)	0
Other comprehensive income/(loss)					0
Other comprehensive income/(loss)			0	(1)	0
Balance at the end of the period			$ (1)	$ (1)	$ (1)

[1]	Refer to note E, "Acquisitions & Divestitures," for additional information.